Discontinued Operations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure Discontinued Operations Details Abstract
Revenue		$ 1,493,921
Cost of goods sold		411,043
Gross profit		1,082,878
Advertising and promotion		121,091
Amortization		17,891
Bad debts		18,915
Consulting fees		120,425
General and administrative		112,926
Professional fees		68,179
Rent		15,646
Repairs and maintenance		48,070
Research and development		2,438
Supplies		320,286
Travel		14,685
Website costs		41,947
Total expenses		902,499
Net income before other expense		180,379
Interest expense		(16,085)
Net income		$ 164,294